Amount Due From/(to) Related Companies/Holding Company (Details) - Schedule of Amount Due From/(to) Related Companies/Holding Company - MYR (RM)	Dec. 31, 2023	Jun. 30, 2023
Due From Related Companies [Member]
Amount due from related companies
Trade		RM 29,105,000
Non-trade		38,070,000
Total amount due from related companies		67,175,000
Due From Related Companies [Member]
Amount due to related companies
Trade		(100,000)
Non-trade		(27,800,000)
Total amount due from related companies		(27,900,000)
Amount Due To Holding Company [Member]
Amount due to holding company
Non-trade		RM (21,500,000)